Introduction and overview of Group's risk management - Net leverage ratios (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of financial assets [line items]
Borrowings	$ 2,609,090		$ 2,203,209	$ 2,055,878	$ 1,897,774
Lease liabilities	376,101		314,747	184,494	204,065
Less: Cash and cash equivalents	(916,488)	[1]	(585,416)	$ (898,802)	$ (633,450)
Net debt	2,068,703		1,932,540
Adjusted EBITDA	$ 926,396		$ 819,014
Management net leverage ratio	2.2		2.4
Top of range
Disclosure of financial assets [line items]
Target ratio of net debt to adjusted EBITDA	4.0		4.0
Bottom of range
Disclosure of financial assets [line items]
Target ratio of net debt to adjusted EBITDA	3.0		3.0

[1]	Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).